Property, plant and equipment and Exploration and evaluation assets - Disclosure of Right of Use (ROU) Assets as per IFRS 16 "Leases" (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)		Mar. 31, 2021 INR (₨)
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		₨ 17,576		$ 232		₨ 14,150
Additions		1,155		15		1,082
Transfers/ Reclassification	[1]	(6,963)		(92)		2,529
Deductions		(433)		(6)		(25)
Foreign exchange		63		1		(160)
Ending balance		11,398		150		17,576
Gross carrying amount [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		10,203				6,811
Additions		968				922
Transfers/ Reclassification	[1]	(48)				2,533
Deductions		(432)				(16)
Foreign exchange		(56)				(47)
Ending balance		10,635				10,203
Gross carrying amount [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		7,373				7,339
Additions		187				160
Transfers/ Reclassification	[1]	(6,915)				(4)
Deductions		(1)				(9)
Foreign exchange		119				(113)
Ending balance		763				7,373
Accumulated depreciation, amortisation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		2,452		32		1,056
Transfers/ Reclassification		(892)	[1]	(12)	[1]	(2)
Charge for the year		612		8		1,413
Disposals/Adjustments		(430)		(6)		0
Foreign exchange		(2)		0		(15)
Ending balance		1,740		22		2,452
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,443				833
Charge for the year		523				622
Disposals/Adjustments		(430)				0
Foreign exchange		(21)				(12)
Ending balance		1,515				1,443
Accumulated depreciation, amortisation and impairment [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,009				223
Transfers/ Reclassification		(892)	[1]			(2)
Charge for the year		89				791
Disposals/Adjustments						0
Foreign exchange		19				(3)
Ending balance		225				1,009
Carrying amounts [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		15,124				13,094
Ending balance		9,658		$ 128		15,124
Carrying amounts [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		8,760				5,978
Ending balance		9,120				8,760
Carrying amounts [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		6,364				7,116
Ending balance		₨ 538				₨ 6,364

[1]	During the current year, Company has bought back its ROU RDG Gas Bridge assets in Oil & Gas business which are consequently reclassified to Oil & Gas properties as per the contractual terms.